Related Party Transactions (Tables)	12 Months Ended
Jun. 30, 2012
Related Party Transactions
Schedule of transactions and balances with related parties

Transactions and balances with the Company’s related parties were as follows (in millions):

	Years Ended				Years Ended
	June 30,	July 2,	July 3,		June 30,	July 2,
	2012	2011	2010		2012	2011
Sales:				Accounts Receivable:
Fabrinet (1) *	$—	$—	$10.3	Fabrinet (1)	$—	$—
KLA-Tencor	7.4	6.4	2.6	KLA-Tencor	0.9	0.7
	$7.4	$6.4	$12.9		$0.9	$0.7

Purchases:				Accounts Payable:
Fabrinet (1)	$—	$—	$78.3	Fabrinet (1)	$—	$—
	$—	$—	$78.3		$—	$—

*                 Sales are related to sale of inventory

(1)No amounts are reported for Fabrinet for the year ended June 30, 2012 and July 2, 2011 as Farbrinet was no longer a related party as of July 6, 2010.